Hod Maden Interest - Additional Information (Detail)		6 Months Ended	12 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Dec. 31, 2018
Hod Maden Associate [member]
Disclosure of detailed information about asset acquisitions [line items]
Proportion of ownership interest in associate	30.00%	30.00%	30.00%